Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums written:
Direct					$ 2,446.6	$ 2,531.7	$ 2,341.4
Assumed					1,521.0	1,807.0	1,597.0
Ceded	$ (443.2)	$ (354.1)	$ (1,373.0)	$ (1,128.8)	(1,385.7)	(1,442.7)	(1,350.7)
Net written premiums	673.6	628.6	2,225.6	1,979.1	2,581.9	2,896.0	2,587.7
Premiums earned:
Direct					2,444.8	2,370.8	2,139.1
Assumed					1,562.0	1,617.2	1,479.2
Ceded	(403.9)	(361.2)	(1,105.0)	(1,033.1)	(1,392.3)	(1,299.3)	(1,207.8)
Net premiums earned	698.3	660.0	2,069.4	1,947.4	2,614.5	2,688.7	2,410.5
Insurance losses and loss adjustment expenses:
Direct	490.9	542.8	1,259.1	1,234.5	1,644.5	1,574.2	1,499.8
Assumed	291.6	181.1	692.7	534.5	707.2	939.5	1,000.6
Ceded	(308.3)	(293.4)	(672.9)	(621.4)	(798.7)	(833.7)	(807.1)
Losses and loss adjustment expenses	$ 474.2	$ 430.5	$ 1,278.9	$ 1,147.6	$ 1,553.0	$ 1,680.0	$ 1,693.3